STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Common Stock Common Class A [Member] CIK_0001819810_Genesis Park Acquisition Corp [Member]	Common Stock Common Class B [Member] CIK_0001819810_Genesis Park Acquisition Corp [Member]		Common Stock	Additional Paid-in Capital CIK_0001819810_Genesis Park Acquisition Corp [Member]	Additional Paid-in Capital	Accumulated Deficit CIK_0001819810_Genesis Park Acquisition Corp [Member]	Accumulated Deficit	Common Class A [Member] CIK_0001819810_Genesis Park Acquisition Corp [Member]	CIK_0001819810_Genesis Park Acquisition Corp [Member]	Total
As of beginning at Dec. 31, 2018							$ 519,000		$ (3,623,000)			$ (3,104,000)
As of beginning (in shares) at Dec. 31, 2018					3,628,585
Net Income (loss)									(3,357,000)			(3,357,000)
As of ending (in shares) at Dec. 31, 2019					2,401,881
As of ending at Dec. 31, 2019							10,000		(13,198,000)			(4,181,000)
As of beginning at Dec. 31, 2019							10,000		(13,198,000)			(4,181,000)
As of beginning (in shares) at Dec. 31, 2019					2,401,881
Net Income (loss)									(1,334,000)			(1,334,000)
As of ending (in shares) at Jun. 21, 2020					2,401,881
As of ending at Jun. 21, 2020							$ 1,008,000		(14,532,000)			(13,530,000)
As of beginning at Feb. 09, 2020									0			0
Net Income (loss)												(4,972,000)
As of beginning at Feb. 09, 2020									0			0
Net Income (loss)									(14,374,000)			(14,374,000)
As of ending (in shares) at Dec. 31, 2020		4,523,969	4,312,500	[1]
As of ending at Dec. 31, 2020		$ 453	$ 431			$ 17,260,671		$ (12,261,549)	(14,374,000)		$ 5,000,006	39,195,000
As of beginning at Jul. 28, 2020		$ 0	$ 0			0		0			0
As of beginning (in shares) at Jul. 28, 2020		0	0	[1]
Class B ordinary shares issued to Sponsor			$ 431			24,569					25,000
Class B ordinary shares issued to Sponsor (Shares)	[1]		4,312,500
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 1,638				146,168,639					146,170,277
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value ,Shares		16,377,622
Offering costs						(8,619,144)					(8,619,144)
Class A ordinary shares subject to possible redemption		$ (1,185)				(120,313,393)					(120,314,578)
Class A ordinary shares subject to possible redemption (Shares)		(11,853,653)								11,853,653
Net Income (loss)								(12,261,549)			(12,261,549)
As of ending (in shares) at Dec. 31, 2020		4,523,969	4,312,500	[1]
As of ending at Dec. 31, 2020		$ 453	$ 431			17,260,671		(12,261,549)	(14,374,000)		5,000,006	39,195,000
Net Income (loss)								260,149			260,149
As of ending (in shares) at Mar. 31, 2021		4,498,339	4,094,406
As of ending at Mar. 31, 2021		$ 450	$ 409			17,000,551		(12,001,400)			5,000,010
As of beginning at Dec. 31, 2020		$ 453	$ 431			17,260,671		(12,261,549)	$ (14,374,000)		5,000,006	39,195,000
As of beginning (in shares) at Dec. 31, 2020		4,523,969	4,312,500	[1]
Class A ordinary shares subject to possible redemption (Shares)										11,312,564
Net Income (loss)											(5,492,051)	(23,575,000)
As of ending (in shares) at Jun. 30, 2021		5,065,058	4,094,406
As of ending at Jun. 30, 2021		$ 507	$ 409			22,752,692		(17,753,600)			5,000,008	17,551,000
As of beginning at Mar. 31, 2021		$ 450	$ 409			17,000,551		(12,001,400)			5,000,010
As of beginning (in shares) at Mar. 31, 2021		4,498,339	4,094,406
Net Income (loss)								(5,752,200)			(5,752,200)
As of ending (in shares) at Jun. 30, 2021		5,065,058	4,094,406
As of ending at Jun. 30, 2021		$ 507	$ 409			$ 22,752,692		$ (17,753,600)			$ 5,000,008	$ 17,551,000

[1]	Includes up to 218,094 Class B ordinary shares that were forfeited to the Company for no consideration due to the over-allotment option expiring unused on January 7, 2021. (See Note 4)